Decommissioning Provision (Tables)	9 Months Ended
Mar. 31, 2022
Decommissioning Provision
Disclosure detail information about decommissioning provision

$
Beginning balance at June 30, 2019	-
Initial recognition	136,280
Balance at June 30, 2020	136,280
Effect of movement in foreign exchange rates	(12,340)
Balance at June 30, 2021	123,940
Effect of movement in foreign exchange rates	1,020
Balance at March 31, 2022	124,960